Average Annual Total Returns - Investor A, Investor C and Institutional - BlackRock New Jersey Municipal Bond Fund	Sep. 28, 2020
S&P® Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.26%
5 Years	3.50%
10 Years	4.41%
Custom New Jersey Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	10.09%	[1]
5 Years	5.15%	[1]
10 Years	5.37%	[1]
Institutional Shares
Average Annual Return:
1 Year	7.53%
5 Years	3.76%
10 Years	5.01%
Institutional Shares | After Taxes on Distributions
Average Annual Return:
1 Year	7.53%
5 Years	3.75%
10 Years	5.00%
Institutional Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.91%
5 Years	3.71%
10 Years	4.80%
Investor A Shares
Average Annual Return:
1 Year	2.79%
5 Years	2.63%
10 Years	4.37%
Investor C Shares
Average Annual Return:
1 Year	5.56%
5 Years	2.77%
10 Years	4.03%

[1]	The Custom New Jersey Index reflects the returns of the S&P® New Jersey Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those New Jersey bonds in the S&P® New Jersey Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013.